Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 9. INCOME TAXES
The Company’s provision for income taxes consisted of the following.

	Year Ended December 31,
Income Tax Provision	2021	2020
Federal	$—	$—
Foreign	133	128
State and local	—	—

Current provision	133	128

Federal	—	—
Foreign	(18)	21
State and local	—	—

Deferred (benefit) provision	(18)	21

Provision for income taxes	$115	$149

The following table presents a reconciliation of the Company’s effective tax rates for the periods indicated.

	Year Ended December 31,
Rate Reconciliation	2021	2020

U.S. statutory rate	21.0%	21.0%
State rate net of fed benefit	8.1%	5.0%
Change in valuation allowance	(33.8%)	(25.0%)
SPAC transaction costs	3.7%	0.0%
Permanent adjustments	(0.6%)	(1.0%)
Other	1.4%	0.0%

Effective Tax Rate	(0.2%)	0.0%

Tax effects of temporary differences can give rise to significant portions of deferred tax assets and deferred tax liabilities. The components of deferred income tax assets and liabilities are as follows.

	As of December 31,
Tax Effects of Temporary Differences	2021	2020

Attributes

Deferred tax asset

Federal NOLs	$27,815	$10,403

State NOLs	8,206	2,584

Deferred revenue	9,408	8,940

Other deferred tax assets	5,669	1,879

Total deferred tax assets	51,098	23,806

Less: Valuation allowance	(43,175)	(18,832)

Total net deferred tax asset	$7,923	$4,974

IRC 481(a) Adjustment	(209)	(2,784)
Deferred costs of revenue	(6,576)	(1,775)

Other deferred tax liabilities	(1,140)	(435)

Total deferred tax liabilities	(7,925)	(4,994)

Net deferred tax asset	$(2)	$(20)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning
strategies in making this assessment. As a result of historical cumulative losses, Management determined that, based on all available evidence, there was substantial uncertainty as to whether it will recover recorded net federal and state deferred taxes in future periods. Therefore, a valuation allowance equal to the amount of the net federal and state deferred tax assets was provided at December 31, 2021 and 2020. The net valuation allowance increased by $24,343, from $18,832 to $43,175 in 2021.
As of December 31, 2021, the Company has
gross
NOLs of $132,453 and $139,819 for federal and state income tax return purposes, respectively. Federal NOLs can be carried forward indefinitely, while State NOLs will expire between 2038 and 2041. As of December 31, 2021, the Company has unused $380 IRC Section 163(j) federal interest expense that will be carried forward indefinitely.
The Tax Reform Act of 1986 (the “Act”) provides for a limitation on the annual use of net operating loss carryforwards following certain ownership changes (as defined by the Act and codified under IRC Section 382) that could limit the Company’s ability to utilize these carryforwards. Should the limitation apply, the related net operating loss and Section 163(j) deferred tax assets and the valuation allowance would be reduced by the same amount. The Company has not performed a Section 382 analysis.

The Company files income tax returns in the U.S. federal and various state jurisdictions, as well as in Croatia. The Company is subject to U.S. federal and state income tax examinations by authorities for all tax years beginning in 2018, due to the accumulated net operating losses that are carried forward. The Company is subject to Croatian income tax examinations for all tax years beginning in 2017.
The Company evaluates uncertain tax positions which requires significant judgments and estimates regarding the recoverability of deferred tax assets, the likelihood of the outcome of examinations of tax positions that may or may not be currently under review and potential scenarios involving settlements of such matters.
A summary of changes in the Company’s gross unrecognized tax benefits for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	For the years ended December 31,
	2021	2020
Unrecognized tax benefits - January 1	$—	$—
Gross increases - tax positions in prior period	6,961	—
Gross decreases - tax positions in prior period	—	—
Gross increases - tax positions in current period	1,796	—
Settlement	—	—
Lapse of statute of limitations	—	—

Unrecognized tax benefits - December 31	$8,757	$—

The total balance of unrecognized tax benefits as of December 31, 2021 would not impact the effective tax rate if recognized, as the Company is in a full valuation allowance and the unrecognized tax benefit is a deferred tax asset.
The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefit as a component of income tax expense. The Company has not accrued penalties and interest as of December 31, 2021. The Company expects the unrecognized tax benefits to reverse in full within the next 12 months.